Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Disclosure of significant accounting policies [Abstract]
Initial application of new standards, amendments to standards and interpretations
A.          Initial application of new standards, amendments to standards and interpretations

As from January 1, 2018 the Company applies the new standards and amendments to standards described below:

(1)          IFRS 9 (2014), Financial Instruments

As from the first quarter of 2018 the Company applies IFRS 9 (2014), Financial Instruments (in this item: “the Standard” or “IFRS 9”), which replaces IAS 39, Financial Instruments: Recognition and Measurement (in this item “IAS 39”). Furthermore, as from that date the Company applies the amendment to IFRS 9, Financial Instruments: Prepayment Features with “Negative Compensation”. The Company has chosen to apply the Standard and the amendment to the Standard as from January 1, 2018 (in this item: “date of initial application”) without amendment of the comparative data, other than where required by the Standard with respect to certain hedging items, with an adjustment to the balance of retained earnings (accumulated deficit) and other components of equity as at the date of initial application.

The table hereunder presents the original measurement categories according to IAS 39 and the new measurement categories according to IFRS 9 with respect to the financial assets and financial liabilities of the Company as at January 1, 2018, and the effects of the transition to IFRS 9 on the opening balances of retained earnings (accumulated deficit) and other components of equity.

	Original	New	Carrying	Carrying
	classification	classification	amount	amount
	according to	according to	according to	according to
	IAS 39	IFRS 9	IAS 39	IFRS 9
			€ thousands	€ thousands
Financial assets
Loans granted to associates	Loans and receivables	Fair value through profit or loss	11,653	11,902
Reserves and retained earnings
Retained earnings	-	-	-	341

The Company has loans to associates that essentially form part of the net investment in the associate. These loans do not have definite repayment dates and they will be repaid only after the other debts of the associate are repaid. Such loans are in the scope of the Standard and were classified on the basis of the contractual cash flow characteristics of the financial asset. Therefore, such loans are measured at fair value through profit or loss as their contractual cash flow characteristics do not include solely payments of principal and interest. Interest income on such loans is included as part of the Company’s share of profits of equity accounted investee, and exchange rate differences and reevaluation are recorded through financing income (expenses).

Presented hereunder are the principal changes in accounting policies following application of the Standard as from January 1, 2018:

Classification and measurement of financial assets

Initial recognition and measurement
The Company initially recognizes trade receivables and debt instruments issued on the date that they are created. All other financial assets and financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. Generally, a financial asset or financial liability are initially measured at fair value plus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability. A trade receivable without a significant financing component is initially measured at the transaction price.

Financial assets – classification and subsequent measurement

Financial assets are classified at initial recognition to one of the following measurement categories: amortized cost; fair value through other comprehensive income – investments in debt instruments; fair value through other comprehensive income – investments in equity instruments; or fair value through profit or loss.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:
-	It is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and
-	The contractual terms of the financial asset give rise on specified dates to cash flows representing solely payments of principal and interest on the principal amount outstanding.

The Company has balances of trade and other receivables and deposits that are held within a business model whose objective is collecting the contractual cash flows. The contractual cash flows of these financial assets represent solely payments of principal and interest that reflects consideration for the time value of money and the credit risk. Accordingly, these financial assets are measured at amortized cost.

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income as described above, as well as financial assets designated at fair value through profit or loss, are measured at fair value through profit or loss.

Financial assets – assessment of the business model

Financial assets held for trading or that are managed and whose performance is assessed on a fair value basis, are measured at fair value through profit or loss.

Financial assets – assessment whether cash flows represent solely payments of principal and interest

For the purpose of examining whether the cash flows represent solely payments of principal and interest, ‘principal’ is the fair value of the financial asset at initial recognition, ‘interest’ comprises consideration for the time value of money, for the credit risk attributable to the principal amount outstanding during a certain period of time and for other risks and basic costs of a loan, as well as a profit margin.

In its examination whether contractual cash flows represent solely payments of principal and interest, the Company examines the contractual terms of the instrument, and in this framework assesses whether the financial asset includes a contractual term that may change the timing or amount of the contractual cash flows such that it does not meet the condition. The Company takes into account the following considerations when making this assessment:
-          Any contingent events that will change the timing or amount of the cash flows;
-          Terms that may change the stated interest rate, including variable interest;
-          Extension or early payment characteristics; and
-	Terms that restrict the right of the Company to cash flows from specified assets (for example a non-recourse financial asset).

An early payment characteristic is consistent with the solely principal and interest criterion if the amount of the early payment essentially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation, received or paid, for early termination of the contract.

Financial assets – subsequent measurement and gains and losses

Financial assets at fair value through profit or loss
These assets are subsequently measured at fair value. Net gains and losses, including interest income or dividends, are recognized in profit or loss.

Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Interest income is recognized using the effective interest method. Generally, interest income is calculated by applying the effective interest rate to the gross carrying amount of the financial asset. Even so, for purchased or originated credit-impaired financial assets, or financial assets that became credit-impaired after initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset.

Impairment

Credit-impaired financial assets
At each reporting date, the Company assesses whether financial assets carried at amortized cost and debt instruments at fair value through other comprehensive income are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Hedge accounting

The Company chose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements of IFRS 9. The Company applies that policy to all of its hedging relationships.

(2)          IFRS 15, Revenue from Contracts with Customers

As from January 1, 2018, the Company applies International Financial Reporting Standard 15 (hereinafter in this section ”the Standard”), which provides guidance on revenue recognition. The Standard establishes two approaches to revenue recognition: at a point in time or over time. The Standard introduces a five-step model for analyzing transactions in order to determine the timing of the recognition and the amount of revenue. In addition, the Standard provides new and broader disclosure requirements than those existing today. The Company elected to apply the Standard using the cumulative effect approach.

The implementation of the Standard did not have a material effect on the financial statements, therefore the balance of retained earnings (accumulated deficit) as of January 1, 2018 was not adjusted.

According to the Standard, the Company recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which the Company expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties.

Contract asset and contract liability
A contract asset is recognized when the Group has a right to consideration for goods or services it transferred to the customer that is conditional on other than the passing of time, such as future performance of the Group. Contract assets are classified as receivables when the rights in their respect become unconditional.

A contract liability is recognized when the Group has an obligation to transfer goods or services to the customer for which it received consideration (or the consideration is payable) from the customer.

In the project accounted for using the financial asset model under IFRIC 12, at the end of the construction period the right to receive consideration for the construction services is conditional on other than the passing of time (such as current operation of the facility). Accordingly, the contract asset is not reclassified to receivables (financial asset) until the right to receive consideration is unconditional (which means classification as a contract asset until actual receipt of the consideration).

New standards and interpretations not yet adopted
B.          New standards and interpretations not yet adopted

IFRS 16, Leases (hereinafter in this section: “IFRS 16” or “the Standard”)

The Standard replaces IAS 17, Leases and its related interpretations. The Standard's instructions annul the existing requirement from lessees to classify leases as operating or finance leases. Instead, for lessees, the Standard presents a unified model for the accounting treatment of all leases according to which the lessee has to recognize a right-of-use asset and a lease liability in its financial statements. Nonetheless, IFRS 16 includes two exceptions to the general model whereby a lessee may elect to not apply the requirements for recognizing a right-of-use asset and a liability with respect to short-term leases of up to one year and/or leases where the underlying asset has a low value.

In addition, IFRS 16 permits the lessee to apply the definition of the term lease according to one of the following two alternatives consistently for all leases: retrospective application for all the lease agreements, which means reassessing the existence of a lease for each separate contract, or alternatively, application of a practical expedient that permits continuing with the assessment made regarding existence of a lease based on the guidance in IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease, with respect to leases entered into before the date of initial application. Furthermore, the Standard determines new and expanded disclosure requirements from those required at present.

IFRS 16 is applicable for annual periods as of January 1, 2019, with the possibility of early adoption.
IFRS 16 includes various alternative transitional provisions, so that companies can choose between one of the following alternatives at initial application consistently for all leases: full retrospective application or recognizing a cumulative effect, which means application (with the possibility of certain practical expedients) as from the mandatory effective date with an adjustment to the balance of retained earnings at that date.

The information mentioned above, constitutes an estimate of the Group based on the existing lease agreements and understanding the requirements of the standard at this stage.
The quantitative data will be included at the financial statements on the date of  the initial implementation may change, inter alia, as a result of the continued formulation of accounting policy, on relevant subjects, including implementation issues and examination of the overall impact of the Standard on the financial statements.

Method of application and expected effects

The Company plans to adopt IFRS 16 as from January 1, 2019 using the cumulative effect method, with an adjustment to the balance of retained earnings as at January 1, 2019.

Expected effects:

•
For leases in which the Company is the lessee and which were classified before the date of initial application as operating leases, except for when the Company has elected to apply the Standard’s expedients as aforesaid, the Company has to recognize a right-of-use asset and a lease liability at initial application for all the leases that award it control over the use of identified assets for a specified period of time. These changes are expected to result in an increase of euro 4,254 thousand in the balance of right-of-use assets at the date of initial application and an increase of euro 4,254 thousand in the balance of the lease liability at the date of initial application. Accordingly, depreciation and amortization expenses will be recognized in respect of the right-of-use asset, and the need for recognizing impairment of the right-of-use asset will be examined in accordance with IAS 36. Furthermore, financing expenses will be recognized in respect of the lease liability. Therefore, as from the date of initial application, the lease expenses relating to assets leased under an operating lease, which were included in the general and administrative expenses item in the income statement, will be capitalized and depreciated in subsequent periods as a part of depreciation and amortization expenses. In addition, the discount rates used for measuring the lease liability are in the range of 2.56% to 4.57%. This range is affected by differences in the length of the lease term, differences between the various groups of assets, different discount rates of group companies, and so forth.

•
The Company expects a change in principal financial ratios such as: an increase in the leverage ratio, a decrease in the interest coverage ratio and a decrease in the current ratio. The Company does not expect that its ability to satisfy financial covenants applicable to it will be affected by these changes in financial ratios.

Expedients available for the Company of essentially similar assets -
Not applying the requirement to recognize a right-of-use asset and a lease liability in respect of short-term leases of up to one year.

Expedients for each separate lease
(1)	Relying on a previous assessment of whether an arrangement contains a lease in accordance with current guidance with respect to agreements that exist at the date of initial application.
(2)	Not applying the requirement to recognize a right-of-use asset and a lease liability in respect of leases where the underlying asset has a low value.
(3)	Applying a single discount rate to a portfolio of leases with reasonably similar characteristics.
(4)	Relying on a previous assessment of whether a contract is onerous in accordance with IAS 37 at the transition date, as an alternative to assessing impairment of right-of-use assets.
(5)	Excluding initial direct costs from measurement of the asset at the transition date.
(6)	Using hindsight when determining the lease term, meaning data presently available that may not have been available at the original date of entering into the agreement.